23. Tax assets and liabilities (Details 6) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisition Merger [Member]
Deferred tax assets
Tax assets:		R$ 161,603	R$ 0	R$ 44,509
Temporary differences		161,603	0	44,509
Tax loss carry forwards		0	0	0
Social contribution taxes 18%		0	0	0
Tax liabilities:		0	0	831
Temporary differences		0	0	831
Total		161,603	0	43,678
Other [Member]
Deferred tax assets
Tax assets:	[1]	(418,784)	(1,550,744)	1,369,934
Temporary differences	[1]	(418,784)	(1,562,731)	1,369,934
Tax loss carry forwards	[1]	0	11,987	0
Social contribution taxes 18%	[1]	0	0	0
Tax liabilities:	[1]	(60,349)	(45,029)	(153,623)
Temporary differences	[1]	(60,349)	(45,029)	(153,623)
Total	[1]	(358,435)	(1,505,713)	1,523,557
Valuation Adjustments [Member]
Deferred tax assets
Tax assets:	[2]	(400,583)	471,499	(186,260)
Temporary differences	[2]	(400,583)	471,499	(186,260)
Tax loss carry forwards	[2]	0	0	0
Social contribution taxes 18%	[2]	0	0	0
Tax liabilities:	[2]	(1,063,160)	1,773,065	607,773
Temporary differences	[2]	(1,063,160)	1,773,065	607,773
Total	[2]	662,577	(1,301,566)	(794,033)
Adjustment To Income [Member]
Deferred tax assets
Tax assets:		8,362,100	3,693,727	1,674,317
Temporary differences		3,223,197	4,240,405	1,812,744
Tax loss carry forwards		5,325,984	(491,454)	(19,992)
Social contribution taxes 18%		(187,081)	(55,224)	(118,435)
Tax liabilities:		129,231	781,448	79,877
Temporary differences		129,231	781,448	79,877
Total		8,232,869	2,912,279	1,594,440
Balances At [Member]
Deferred tax assets
Tax assets:		37,999,396	30,295,060	27,680,578	R$ 24,778,078
Temporary differences		32,131,133	29,565,700	26,416,527	23,375,600
Tax loss carry forwards		5,693,104	367,120	846,587	866,579
Social contribution taxes 18%		175,159	362,240	417,464	535,899
Tax liabilities:		4,546,595	5,540,873	3,031,389	2,496,531
Temporary differences		4,546,595	5,540,873	3,031,389	2,496,531
Total		R$ 33,452,801	R$ 24,754,187	R$ 24,649,189	R$ 22,281,547

[1]	In 2020, it mainly refers to net of deferred taxes amounted to R$1,595,773 (2019 - R$1,216,311 and 2018 - R$241,708), which have the same counterparty and realization period.
[2]	It relates to deferred taxes recognized in equity due to temporary differences accounted in equity.